Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	2 Months Ended	8 Months Ended	11 Months Ended		12 Months Ended		20 Months Ended	23 Months Ended		24 Months Ended		32 Months Ended	35 Months Ended		36 Months Ended		44 Months Ended	47 Months Ended		48 Months Ended	59 Months Ended
	Dec. 31, 2025	Dec. 05, 2025	Nov. 14, 2025	Jan. 03, 2023	May 10, 2022	Jan. 05, 2022	Feb. 12, 2021	Jan. 29, 2021	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index
Account Value [Line Items]
Accumulated Value				$ 10,000										$ 12,679					$ 15,851					$ 18,685
S&P 500 Index
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 9,708					$ 12,260					$ 15,328					$ 18,068
S&P 500 Index
Account Value [Line Items]
Accumulated Value						$ 10,000									$ 10,948					$ 13,826					$ 17,286				$ 20,376
S&P 500 Index
Account Value [Line Items]
Accumulated Value							$ 10,000						$ 12,270					$ 10,048					$ 12,689				$ 15,864				$ 18,701
S&P 500 Index
Account Value [Line Items]
Accumulated Value			$ 10,000							$ 10,204
S&P 500 Index
Account Value [Line Items]
Accumulated Value								$ 10,000				$ 12,796					$ 10,479					$ 13,233						$ 16,544		$ 19,503
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 10,000							$ 10,183
MSCI World Aerospace and Defense Index
Account Value [Line Items]
Accumulated Value				$ 10,000										$ 12,679					$ 15,075					$ 22,207
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value					$ 10,000						$ 10,349					$ 11,606					$ 15,153					$ 17,429
MSCI USA Consumer Discretionary Index
Account Value [Line Items]
Accumulated Value						10,000									6,220					8,824					11,471				12,143
MSCI USA Industrials Index
Account Value [Line Items]
Accumulated Value						$ 10,000									$ 9,260					$ 11,150					$ 12,992				$ 15,437
NASDAQ Composite Index
Account Value [Line Items]
Accumulated Value							$ 10,000						$ 11,202					$ 7,557					$ 10,930				$ 14,162				$ 17,156
ICE BofA 1-10 Year BB Cash Pay High Yield Index
Account Value [Line Items]
Accumulated Value			$ 10,000							$ 10,055
MSCI USA SRI Index
Account Value [Line Items]
Accumulated Value								$ 10,000				$ 13,580					$ 10,418					$ 13,911						$ 16,509		$ 18,561
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value		$ 10,000							$ 10,023